Business Combinations - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Mar. 17, 2023 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of subsidiaries [Line Items]
Revenue from continuing operations		$ 586,489,731	$ 19,153,812	$ 570,363,380
Profit from continuing operations		37,084,732	1,211,128	$ 62,277,713
Universal Global Technology Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Proportion of ownership interest in associate	75.10%
Universal Global Technology Co Limited [Member] | Ample Trading [member]
Disclosure of subsidiaries [Line Items]
Proportion of ownership interest in associate	24.90%
USISH [Member] | Universal Global Technology Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Aggregate Consideration Transferred To Associates		$ 1,342,602	$ 41,400
Special Purpose Vehicle Global Technology And Ample Trading [Member]
Disclosure of subsidiaries [Line Items]
Authorized share capital value	$ 53,000